Quarterly Holdings Report
for
Fidelity® Massachusetts Municipal Income Fund
October 31, 2021
MFL-NPRT3-1221
1.809072.118
Municipal Bonds - 95.5%
	Principal Amount (a)	Value ($)
Massachusetts - 95.3%
Amesbury Gen. Oblig. Series 2020, 5% 6/1/28	1,440,000	1,812,974
Attleboro Gen. Oblig. Series 70 B, 5% 10/15/29	1,585,000	2,000,555
Berkshire Wind Pwr. Coop. Corp. Series 2017 2:
5% 7/1/22	350,000	360,881
5% 7/1/25	505,000	581,256
5% 7/1/26	925,000	1,095,404
5% 7/1/27	700,000	849,358
5% 7/1/30	480,000	576,497
Blue Hills Reg'l. Technical Series 2019, 4% 2/1/49	2,000,000	2,273,973
Boston Gen. Oblig.:
Series A, 4% 11/1/31	4,780,000	5,904,025
Series B:
5% 11/1/35	6,000,000	7,866,818
5% 11/1/40	5,205,000	6,739,654
Braintree Gen. Oblig. Series 2015:
5% 5/15/26	2,300,000	2,751,610
5% 5/15/27	2,000,000	2,457,266
5% 5/15/28	600,000	754,603
Brookline Gen. Oblig. Series 2020, 5% 3/15/28	3,075,000	3,862,639
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	871,807
5% 1/1/24	340,000	342,660
Framingham Gen. Oblig. Series 2012 A, 4% 12/1/24	1,360,000	1,413,276
Lowell Gen. Oblig. Series 2019:
5% 9/1/28	1,215,000	1,538,649
5% 9/1/29	700,000	882,245
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,603
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2004 B, 5.25% 7/1/30	5,000,000	6,404,019
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,300,104
Series 2006 A:
5.25% 7/1/29	3,005,000	3,926,571
5.25% 7/1/32	16,745,000	23,200,474
Series 2015 A:
5% 7/1/40	14,570,000	16,754,077
5% 7/1/45	14,125,000	16,236,966
Series 2020 B1, 5% 7/1/50	2,750,000	3,363,767
Series 2021 A1, 4% 7/1/51	16,955,000	19,917,996
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	2,997,862
5% 7/1/30	3,725,000	3,973,040
Massachusetts Clean Wtr. Trust:
Series 18:
5% 2/1/28	3,500,000	3,865,749
5% 2/1/29	6,355,000	7,011,533
Series 2012 B:
5% 8/1/27	295,000	305,518
5% 8/1/28	330,000	341,766
Series 2021 23A, 5% 2/1/40	4,750,000	6,158,160
Series 2021 B, 5% 2/1/41	2,000,000	2,586,190
Series 22, 5% 8/1/37	4,110,000	5,209,915
Series 6, 5.5% 8/1/30	850,000	853,414
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	22,295,000	24,766,405
(Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A:
5% 6/1/35	2,885,000	3,575,980
5% 6/1/36	3,035,000	3,753,083
(Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	24,315,000	29,978,446
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	18,149,781
(Rail Enhancement Prog.):
Series 2015 A, 5% 6/1/45	17,750,000	20,351,369
Series 2021 B, 5% 6/1/41	6,000,000	7,374,299
Series 2017 A, 5% 6/1/32	4,580,000	5,624,136
Series 2021 A:
4% 6/1/50	1,050,000	1,223,694
5% 6/1/42	9,000,000	11,618,915
5% 6/1/51	5,435,000	6,801,280
Series 2021 B, 5% 6/1/46	7,615,000	9,569,238
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series A:
5% 1/1/24	1,175,000	1,292,120
5% 1/1/25	3,990,000	4,562,704
5% 1/1/35	3,500,000	4,316,820
5% 1/1/37	2,000,000	2,449,402
Series C, 5% 1/1/34	8,585,000	10,724,424
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. Bonds Series 2019, 1.39%, tender 2/1/22 (b)	4,950,000	4,962,862
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College, MA. Proj.) Series 2017:
5% 10/1/28	465,000	567,937
5% 10/1/29	735,000	897,210
5% 10/1/42	4,000,000	4,825,560
5% 10/1/47	5,500,000	6,593,096
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,692,280
5% 7/1/38	3,685,000	4,407,294
5% 7/1/39	4,450,000	5,324,600
5% 7/1/42	2,805,000	3,348,532
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	12,308,483
5% 4/1/34	2,500,000	3,028,077
5% 4/1/35	2,455,000	2,968,823
5% 4/1/37	1,500,000	1,806,398
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,660,395
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,932,351
5% 7/1/32	1,905,000	2,239,465
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (c)	500,000	540,185
4% 10/1/25 (c)	500,000	539,892
4% 10/1/26 (c)	500,000	539,307
4% 10/1/27 (c)	350,000	377,242
4.125% 10/1/42 (c)	2,500,000	2,676,832
5% 10/1/37 (c)	1,000,000	1,083,491
5% 10/1/47 (c)	1,000,000	1,081,445
5% 10/1/57 (c)	6,000,000	6,482,836
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,160,842
5% 7/1/31	21,180,000	25,985,486
5% 7/1/32	985,000	1,207,062
5% 7/1/34	750,000	916,852
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/22	875,000	901,667
5% 7/1/23	2,420,000	2,601,878
5% 7/1/24	2,000,000	2,221,033
5% 7/1/25	1,500,000	1,717,719
5% 7/1/26	1,935,000	2,275,978
5% 7/1/27	2,085,000	2,508,270
5% 7/1/28	4,300,000	5,139,434
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,172,439
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,557,504
5% 10/1/30	1,100,000	1,249,831
5% 10/1/31	1,200,000	1,361,049
5% 10/1/32	1,240,000	1,403,322
5% 10/1/33	1,235,000	1,394,588
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,504,452
5% 7/1/29	1,320,000	1,567,423
5% 7/1/30	1,390,000	1,642,540
5% 7/1/38	3,750,000	4,412,198
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	7,000,000	7,760,782
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,652,365
5% 10/1/35	1,495,000	1,731,253
5% 10/1/46	4,250,000	4,845,146
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/29	1,435,000	1,734,274
5% 1/1/31	1,580,000	1,883,177
5% 1/1/32	1,665,000	1,979,095
5% 1/1/33	1,745,000	2,069,219
5% 1/1/34	1,835,000	2,171,407
5% 1/1/35	1,000,000	1,181,035
5% 1/1/36	1,000,000	1,177,956
5% 1/1/42	5,775,000	6,732,486
5% 1/1/47	1,895,000	2,194,765
5% 1/1/53	3,425,000	3,953,121
Bonds Series A1, 5%, tender 1/31/30 (b)	15,280,000	19,669,923
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	1,222,619
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	3,180,203
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	3,076,418
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	2,972,212
Series 2012 C:
5.25% 7/1/25	1,000,000	1,031,309
5.25% 7/1/26	1,000,000	1,030,945
Series 2013 F:
4% 7/1/32	2,050,000	2,136,119
4% 7/1/43	21,685,000	22,541,972
5% 7/1/27	1,300,000	1,387,963
5% 7/1/37	3,925,000	4,165,896
Series 2013 G, 5% 7/1/44	10,320,000	11,016,617
Series 2013 P, 5% 7/1/43	12,320,000	13,188,278
Series 2013 X, 5% 10/1/48	14,920,000	16,143,882
Series 2014 A:
5% 3/1/32	1,700,000	1,872,985
5% 3/1/33	1,250,000	1,376,888
5% 3/1/34	4,375,000	4,816,961
5% 3/1/39	4,000,000	4,401,135
5% 3/1/44	15,765,000	17,338,246
Series 2014 F:
5% 7/15/22	400,000	410,972
5% 7/15/23	350,000	372,755
5% 7/15/24	400,000	428,831
5% 7/15/25	550,000	588,253
5% 7/15/26	500,000	533,523
5% 7/15/27	200,000	212,875
5% 7/15/28	320,000	339,887
5.625% 7/15/36	800,000	846,568
5.75% 7/15/43	4,700,000	4,965,581
Series 2014 P:
5% 10/1/32	5,000,000	5,641,931
5% 10/1/46	7,080,000	7,958,263
Series 2015 D, 5% 7/1/44	10,975,000	12,367,388
Series 2015 F, 5% 8/15/45	18,290,000	20,848,349
Series 2015 H1:
5% 7/1/26	3,585,000	4,147,467
5% 7/1/29	3,750,000	4,301,603
5% 7/1/30	1,800,000	2,062,664
5% 7/1/31	1,190,000	1,362,261
5% 7/1/32	1,000,000	1,143,590
5% 7/1/33	1,000,000	1,142,425
Series 2015 K, 4% 10/1/30	500,000	545,544
Series 2015 O2:
5% 7/1/27	8,635,000	9,979,583
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	4,495,000	5,234,020
Series 2015 Q:
5% 8/15/28	1,000,000	1,154,032
5% 8/15/29	1,000,000	1,153,236
5% 8/15/32	1,500,000	1,726,012
5% 8/15/33	1,550,000	1,782,405
5% 8/15/34	1,790,000	2,057,174
5% 8/15/38	1,690,000	1,932,444
Series 2015:
5% 1/1/25	3,525,000	3,995,171
5% 1/1/27	2,695,000	3,032,249
5% 1/1/28	1,850,000	2,073,397
5% 1/1/29	2,945,000	3,289,374
Series 2016 A, 5.25% 1/1/42	7,000,000	8,093,489
Series 2016 E:
5% 7/1/31	1,000,000	1,157,884
5% 7/1/32	2,200,000	2,542,868
5% 7/1/33	1,500,000	1,731,618
5% 7/1/34	1,500,000	1,729,044
5% 7/1/35	1,500,000	1,727,210
5% 7/1/36	1,000,000	1,149,568
5% 7/1/37	2,000,000	2,295,658
Series 2016 I:
5% 7/1/25	510,000	585,615
5% 7/1/27	1,150,000	1,362,361
5% 7/1/27	1,100,000	1,294,319
5% 7/1/29	1,680,000	1,962,787
5% 7/1/30	2,400,000	2,801,043
5% 7/1/31	2,400,000	2,797,783
5% 7/1/32	1,960,000	2,282,765
5% 7/1/34	3,035,000	3,553,584
5% 7/1/36	2,000,000	2,337,340
5% 7/1/37	1,470,000	1,716,792
5% 7/1/38	1,000,000	1,166,940
5% 7/1/41	14,790,000	17,091,059
Series 2016 N:
5% 12/1/34	1,000,000	1,192,172
5% 12/1/36	2,520,000	2,997,407
Series 2016:
4% 10/1/36	1,250,000	1,403,545
5% 7/1/26	1,710,000	2,032,765
5% 7/1/29	2,000,000	2,344,578
5% 7/1/30	2,000,000	2,335,190
5% 7/1/31	1,700,000	1,982,601
5% 10/1/32	1,760,000	2,089,859
5% 9/1/33	475,000	561,448
5% 10/1/33	1,500,000	1,778,992
5% 10/1/34	1,500,000	1,775,949
5% 9/1/35	375,000	441,720
5% 10/1/35	1,500,000	1,771,243
5% 7/1/36	3,000,000	3,501,563
5% 9/1/36	315,000	370,458
5% 9/1/37	840,000	988,066
5% 10/1/37	2,000,000	2,354,270
5% 10/1/39	5,000,000	5,869,944
5% 7/1/40	5,325,000	6,204,055
5% 7/1/41	5,145,000	5,998,478
5% 10/1/43	5,000,000	5,753,468
5% 9/1/46	3,235,000	3,801,260
5% 10/1/46	4,000,000	4,674,450
5% 10/1/48	1,000,000	1,106,613
5% 9/1/52	9,115,000	10,604,415
Series 2017 A, 5% 1/1/35	1,000,000	1,187,439
Series 2017 H:
5% 1/1/22	245,000	246,837
5% 1/1/23	325,000	341,974
5% 1/1/23 (Escrowed to Maturity)	1,115,000	1,176,463
5% 1/1/24	260,000	283,962
5% 1/1/24 (Escrowed to Maturity)	840,000	924,497
Series 2017:
5% 7/1/22	180,000	185,522
5% 7/1/25	1,105,000	1,278,804
5% 7/1/26	160,000	189,395
5% 7/1/27	1,000,000	1,223,215
5% 7/1/37	600,000	692,194
5% 7/1/42	2,110,000	2,412,102
5% 7/1/47	2,250,000	2,557,933
Series 2018:
5% 9/1/27	1,010,000	1,216,654
5% 9/1/29	1,390,000	1,692,487
5% 9/1/31	1,530,000	1,840,902
5% 9/1/33	1,185,000	1,419,349
5% 9/1/38	4,805,000	5,704,379
5% 6/1/43	4,740,000	5,794,754
5% 9/1/43	4,445,000	5,226,191
5% 6/1/48	7,000,000	8,506,462
Series 2019 A:
5% 7/1/30	1,350,000	1,666,084
5% 7/1/31	1,350,000	1,659,141
5% 7/1/32	2,000,000	2,451,666
5% 7/1/33	2,300,000	2,814,287
5% 7/1/34	1,400,000	1,709,321
5% 7/1/34	1,015,000	1,255,557
5% 7/1/36	1,120,000	1,379,614
5% 7/1/38	735,000	901,529
5% 7/1/44	2,250,000	2,725,091
5% 7/1/49	3,500,000	4,214,803
Series 2019 K:
4% 7/1/22	700,000	717,219
5% 7/1/23	500,000	538,448
5% 7/1/24	500,000	559,911
5% 7/1/25	1,250,000	1,447,597
5% 7/1/26	1,250,000	1,491,629
5% 7/1/33	2,000,000	2,491,123
5% 7/1/35	2,135,000	2,648,773
Series 2019 S1:
5% 10/1/25	1,965,000	2,290,708
5% 10/1/26	2,535,000	3,040,832
Series 2019 S2:
5% 10/1/32	1,410,000	1,757,941
5% 10/1/33	1,935,000	2,408,338
5% 10/1/34	2,165,000	2,687,986
Series 2020 A:
4% 7/1/39	2,455,000	2,783,097
4% 7/1/40	7,920,000	8,960,842
Series 2021 A:
4% 7/1/34	1,000,000	1,197,297
4% 7/1/35	1,000,000	1,193,854
4% 7/1/36	825,000	980,964
4% 7/1/37	1,000,000	1,183,621
4% 7/1/38	700,000	826,562
4% 7/1/39	1,400,000	1,651,611
5% 7/1/32	1,000,000	1,305,898
Series 2021 B:
4% 7/1/42	475,000	538,603
4% 7/1/50	1,825,000	2,043,485
Series 2021:
4% 7/1/40	2,160,000	2,426,641
4% 7/1/45	1,200,000	1,325,429
4% 7/1/50	1,750,000	1,925,117
Series A:
4% 6/1/49	13,440,000	14,960,981
5% 6/1/39	6,760,000	8,206,151
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	2,103,183
Series BB1, 5% 10/1/46	355,000	421,912
Series G:
5% 7/15/22 (c)	230,000	236,309
5% 7/15/23 (c)	120,000	127,802
5% 7/15/24 (c)	130,000	142,979
5% 7/15/25 (c)	120,000	135,648
5% 7/15/26 (c)	160,000	185,195
5% 7/15/27 (c)	170,000	200,671
5% 7/1/28	350,000	433,608
5% 7/15/28 (c)	175,000	210,245
5% 7/15/29 (c)	320,000	390,355
5% 7/1/30	225,000	289,052
5% 7/15/30 (c)	320,000	395,754
5% 7/15/31 (c)	350,000	433,935
5% 7/15/32 (c)	400,000	494,451
5% 7/1/33	550,000	714,269
5% 7/15/33 (c)	320,000	394,726
5% 7/1/34	250,000	323,756
5% 7/15/34 (c)	300,000	369,095
5% 7/15/35 (c)	270,000	331,600
5% 7/1/36	475,000	611,985
5% 7/15/36 (c)	235,000	287,809
5% 7/1/37	1,275,000	1,638,005
5% 7/15/37 (c)	250,000	305,383
5% 7/15/46 (c)	6,150,000	7,370,166
5% 7/1/50	1,900,000	2,381,247
Series J2:
5% 7/1/43	11,540,000	13,870,586
5% 7/1/53	4,500,000	5,374,830
Series K, 5% 7/1/27	1,150,000	1,381,365
Series N 2016:
5% 12/1/41	14,700,000	17,389,165
5% 12/1/46	7,000,000	8,242,799
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (d)	2,660,000	3,014,796
5% 1/1/27 (d)	1,000,000	1,126,674
Series 2015 A, 5% 1/1/25 (d)	5,450,000	6,176,931
Series 2016 J:
5% 7/1/22 (d)	6,350,000	6,547,853
5% 7/1/23 (d)	9,930,000	10,672,852
Series 2016, 5% 7/1/24 (d)	7,105,000	7,926,201
Series 2017 A:
5% 7/1/22 (d)	3,325,000	3,428,600
5% 7/1/23 (d)	2,500,000	2,687,022
5% 7/1/24 (d)	3,000,000	3,345,050
5% 7/1/25 (d)	4,500,000	5,179,511
5% 7/1/26 (d)	3,920,000	4,632,313
Series 2018 B:
5% 7/1/22 (d)	2,055,000	2,118,749
5% 7/1/27 (d)	9,240,000	11,009,917
5% 7/1/28 (d)	2,325,000	2,824,011
Series 2019 B:
5% 7/1/23 (d)	500,000	537,404
5% 7/1/24 (d)	1,000,000	1,115,017
5% 7/1/25 (d)	1,365,000	1,571,118
5% 7/1/26 (d)	1,215,000	1,435,781
5% 7/1/28 (d)	1,000,000	1,229,541
5% 7/1/29 (d)	3,500,000	4,369,033
Series 2020 C:
5% 7/1/28 (d)	2,000,000	2,459,081
5% 7/1/29 (d)	1,950,000	2,434,175
5% 7/1/30 (d)	1,950,000	2,470,676
Series 2021 B:
5% 7/1/27 (d)	1,950,000	2,351,785
5% 7/1/28 (d)	1,850,000	2,275,973
5% 7/1/29 (d)	1,250,000	1,561,393
5% 7/1/30 (d)	1,125,000	1,425,390
5% 7/1/31 (d)	1,500,000	1,920,411
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	4,470,000	4,998,779
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,668,198
Series 2007 A, 3 month U.S. LIBOR + 0.570% 0.654% 5/1/37 (b)(e)	6,840,000	6,754,146
Series 2014 E:
5% 9/1/29	7,500,000	7,795,691
5% 9/1/30	5,000,000	5,197,127
5% 9/1/31	8,000,000	8,311,978
Series 2015 C, 5% 7/1/40	12,730,000	14,678,158
Series 2016 A, 5% 3/1/46	12,985,000	14,307,174
Series 2016 B:
5% 7/1/33	5,500,000	6,529,153
5% 7/1/35	5,500,000	6,526,284
5% 7/1/36	10,260,000	12,180,039
5% 7/1/37	8,495,000	10,082,228
Series 2016:
5% 3/1/31	1,500,000	1,657,098
5% 3/1/32	7,500,000	8,284,121
Series 2017 A:
5% 4/1/34	6,875,000	8,353,128
5% 4/1/35	9,830,000	11,931,568
5% 4/1/42	18,490,000	22,403,863
5% 4/1/47	2,405,000	2,905,394
Series 2017 D, 5% 2/1/33	2,550,000	3,078,311
Series 2017 F:
5% 11/1/38	10,000,000	12,336,471
5% 11/1/39	10,000,000	12,329,127
Series 2018 B, 5% 1/1/32	5,000,000	6,170,050
Series 2019 A:
5% 1/1/35	5,000,000	6,278,697
5% 1/1/37	10,000,000	12,492,006
5% 1/1/49	10,000,000	12,299,617
5.25% 1/1/33	21,110,000	27,076,463
5.25% 1/1/44	16,490,000	20,735,364
Series 2020 D:
3% 11/1/42	3,500,000	3,776,037
4% 11/1/36	1,500,000	1,815,355
4% 11/1/37	12,820,000	15,472,262
4% 11/1/41	10,630,000	12,641,837
5% 7/1/48	18,695,000	23,444,100
Series 2021 D, 5% 9/1/51	10,000,000	12,806,977
Series A:
5% 7/1/28	7,000,000	8,335,344
5% 3/1/29	2,710,000	3,458,789
5% 1/1/45	1,000,000	1,214,071
5% 1/1/48	9,420,000	11,411,168
Series B:
5% 7/1/33	3,500,000	4,533,065
5% 7/1/34	2,000,000	2,581,782
Series C:
3% 3/1/48	5,000,000	5,264,858
5% 5/1/45	5,000,000	6,221,903
5% 5/1/47	10,855,000	13,480,650
Series D, 5% 7/1/45	3,415,000	4,295,266
Series E:
5% 9/1/29	7,115,000	8,951,358
5% 11/1/45	5,355,000	6,784,458
5% 11/1/50	20,980,000	26,451,574
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	1,145,000	1,150,026
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	890,000	931,054
Series 2011, 3.5% 12/1/49	4,055,000	4,365,220
Series 2017, 4% 6/1/43 (d)	1,035,000	1,103,540
Series 2020 A, 0.875% 12/1/23	3,250,000	3,257,569
Series 207, 4% 6/1/49	2,190,000	2,384,117
Series 214, 3.75% 12/1/49	5,450,000	5,920,962
Series 218, 3% 12/1/50	2,015,000	2,156,396
Massachusetts Hsg. Fin. Auth.:
Series 2021 221, 3% 12/1/50	3,900,000	4,205,373
Series 2021 A2:
0.4% 6/1/24	875,000	871,409
0.45% 12/1/24	1,000,000	995,001
Series 2021, 3% 6/1/51	4,000,000	4,339,748
Series 220:
3% 12/1/50	3,650,000	3,918,117
5% 12/1/22	405,000	425,848
5% 6/1/23	300,000	322,245
5% 12/1/23	100,000	109,625
5% 6/1/24	150,000	167,571
5% 12/1/24	215,000	244,652
5% 6/1/25	425,000	491,714
5% 12/1/25	150,000	176,274
5% 6/1/26	100,000	119,146
5% 12/1/26	125,000	150,600
5% 6/1/27	100,000	121,718
5% 12/1/27	185,000	227,742
5% 6/1/28	75,000	93,234
5% 12/1/28	230,000	288,972
5% 6/1/29	100,000	126,785
Massachusetts Port Auth. Rev.:
Series 2014 B:
5% 7/1/29 (d)	1,270,000	1,406,704
5% 7/1/39 (d)	4,965,000	5,477,379
Series 2014 C:
5% 7/1/28	3,000,000	3,346,415
5% 7/1/29	4,205,000	4,689,516
5% 7/1/30	3,000,000	3,346,112
Series 2015 A:
5% 7/1/28	460,000	529,037
5% 7/1/28 (d)	500,000	572,115
5% 7/1/29 (d)	1,245,000	1,423,656
5% 7/1/30	1,400,000	1,610,463
5% 7/1/30 (d)	1,450,000	1,654,989
5% 7/1/40 (d)	2,000,000	2,273,387
5% 7/1/45 (d)	3,500,000	3,974,408
5% 7/1/45	5,570,000	6,402,825
Series 2016 A:
5% 7/1/26	695,000	834,294
5% 7/1/28	760,000	906,134
5% 7/1/30	1,660,000	1,971,339
5% 7/1/32	1,970,000	2,333,615
5% 7/1/36	3,760,000	4,446,631
Series 2016 B:
4% 7/1/46 (d)	12,950,000	14,314,275
5% 7/1/43 (d)	6,410,000	7,478,827
Series 2017 A:
5% 7/1/30 (d)	1,280,000	1,534,231
5% 7/1/31 (d)	1,095,000	1,310,668
5% 7/1/32 (d)	1,370,000	1,637,220
5% 7/1/33 (d)	1,250,000	1,493,855
5% 7/1/35 (d)	2,000,000	2,388,920
5% 7/1/36 (d)	1,720,000	2,049,385
5% 7/1/42 (d)	4,540,000	5,387,101
Series 2019 A:
5% 7/1/24 (d)	4,140,000	4,632,546
5% 7/1/30 (d)	725,000	907,107
5% 7/1/34 (d)	2,605,000	3,222,391
5% 7/1/37 (d)	1,100,000	1,351,802
5% 7/1/40 (d)	950,000	1,160,855
Series 2019 B, 5% 7/1/44	5,000,000	6,228,515
Series 2019 C:
5% 7/1/31 (d)	3,500,000	4,359,783
5% 7/1/38 (d)	5,000,000	6,132,852
5% 7/1/39 (d)	5,000,000	6,120,353
5% 7/1/49 (d)	2,500,000	3,014,502
Series 2021 A:
5% 7/1/38	2,125,000	2,767,484
5% 7/1/39	1,125,000	1,461,492
5% 7/1/40	1,045,000	1,354,694
Series 2021 B, 5% 7/1/39 (d)	1,325,000	1,683,325
Series 2021 D:
5% 7/1/46	3,180,000	4,064,633
5% 7/1/51	5,740,000	7,302,978
Series 2021 E:
5% 7/1/40 (d)	4,000,000	5,071,040
5% 7/1/41 (d)	1,940,000	2,452,878
5% 7/1/51 (d)	1,775,000	2,208,672
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A:
5% 7/1/22 (d)	500,000	515,545
5% 7/1/23 (d)	360,000	387,620
5% 7/1/24 (d)	615,000	686,950
5% 7/1/25 (d)	1,000,000	1,153,355
5% 7/1/28 (d)	1,500,000	1,852,916
5% 7/1/32 (d)	500,000	621,535
5% 7/1/34 (d)	1,250,000	1,545,241
5% 7/1/49 (d)	5,620,000	6,736,967
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2012 A, 5% 8/15/24	4,120,000	4,273,140
Series 2016 A:
5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	7,335,000	8,644,954
5% 11/15/41 (Pre-Refunded to 11/15/25 @ 100)	2,710,000	3,193,978
Series 2019 A, 5% 2/15/44	21,510,000	26,632,634
Series A:
5% 8/15/31	1,850,000	2,429,136
5% 8/15/32	1,500,000	1,962,361
5% 8/15/33	1,675,000	2,186,725
5% 8/15/34	3,000,000	3,902,967
5% 8/15/35	2,000,000	2,597,657
5% 8/15/36	12,845,000	16,625,582
5% 8/15/37	1,400,000	1,807,257
5% 8/15/45	10,000,000	12,676,360
5% 8/15/50	16,615,000	20,961,629
Series B, 5% 11/15/39	1,975,000	2,360,949
Series D, 5% 8/15/37	5,000,000	5,797,832
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	3,061,460
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575,000	3,233,507
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	19,080,000	24,910,692
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,770,000	19,944,742
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,246,972
Series 2003 B, 0% 5/1/28 (Assured Guaranty Corp. Insured)	6,080,000	5,534,098
Series 2014 D:
5% 5/1/39 (Pre-Refunded to 5/1/25 @ 100)	7,575,000	8,771,995
5% 5/1/41 (Pre-Refunded to 5/1/25 @ 100)	4,515,000	5,228,456
Series 2016 A:
5% 5/1/38 (Pre-Refunded to 5/1/25 @ 100)	6,450,000	7,469,223
5% 5/1/41 (Pre-Refunded to 5/1/25 @ 100)	2,960,000	3,427,737
5% 5/1/49 (Pre-Refunded to 5/1/25 @ 100)	7,015,000	8,123,504
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,789,910
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,987,633
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	7,080,595
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	29,760,353
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2016 B, 5% 8/1/40	4,625,000	5,490,782
Series 2016 C:
5% 8/1/34	10,000,000	11,894,401
5% 8/1/35	12,550,000	14,925,318
5% 8/1/40	20,500,000	24,337,522
Series 2020 B:
5% 8/1/41	3,155,000	4,041,979
5% 8/1/42	7,415,000	9,467,705
Natick Gen. Oblig. Series 2020, 5% 6/15/29	1,755,000	2,263,411
Reading Gen. Oblig. Series 2012, 5% 2/1/22	1,245,000	1,259,926
Springfield Gen. Oblig. Series 2017, 5% 3/1/25	2,420,000	2,783,174
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,086,766
5% 11/1/28	6,000,000	6,997,084
5% 11/1/29	6,230,000	7,246,324
5% 11/1/30	6,000,000	6,971,968
Series 2014 1:
5% 11/1/44 (Pre-Refunded to 11/1/24 @ 100)	9,620,000	10,955,826
5% 11/1/44 (Pre-Refunded to 11/1/24 @ 100)	2,000,000	2,276,366
Series 2020 1, 5% 11/1/50	4,015,000	5,001,367
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/34	600,000	757,458
5% 5/1/35	2,000,000	2,520,186
5% 5/1/36	3,400,000	4,272,655
5% 5/1/37	3,200,000	4,012,036
5% 5/1/38	3,000,000	3,754,229
5% 5/1/39	2,000,000	2,497,795
Worcester Gen. Oblig. Series 2021, 5% 2/15/27	1,575,000	1,921,819
TOTAL MASSACHUSETTS		2,231,905,666
Puerto Rico - 0.2%
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	4,435,000	5,381,025

TOTAL MUNICIPAL BONDS (Cost $2,124,875,308)		2,237,286,691

Municipal Notes - 0.4%
	Principal Amount (a)	Value ($)
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Rev. Series R, 0.03% 11/1/21 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b) (Cost $8,600,000)	8,600,000	8,600,000

TOTAL INVESTMENT IN SECURITIES - 95.9% (Cost $2,133,475,308)	2,245,886,691
NET OTHER ASSETS (LIABILITIES) - 4.1%	96,427,233
NET ASSETS - 100.0%	2,342,313,924

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,333,353 or 1.1% of net assets.

(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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